Stock Based Compensation - Summary of Options Outstanding and Exercisable (Details) (USD $)	0 Months Ended	3 Months Ended
	Jun. 30, 2011	Jul. 31, 2012	Apr. 30, 2012	Apr. 30, 2011
Exercise Price	$ 0.50
Number of Options		775,000	775,000	1,404,300
Options Outstanding, Aggregate Intrinsic Value
Weighted Avg. Life Remaining		1 year 7 months 24 days
Weighted Avg. Exercise Price		$ 0.52	$ 0.52	$ 0.60
Options Exercisable		663,958
Weighted Avg. Exercise Price		$ 0.52
Options Exercisable, Aggregate Intrinsic Value
Range 1 [Member]
Exercise Price		$ 0.5
Number of Options		757,500
Weighted Avg. Life Remaining		1 year 8 months 16 days
Weighted Avg. Exercise Price		$ 0.5
Options Exercisable		650,833
Weighted Avg. Exercise Price		$ 0.5
Range 2 [Member]
Exercise Price		$ 1.5
Number of Options		17,500
Weighted Avg. Life Remaining		3 months 29 days
Weighted Avg. Exercise Price		$ 1.5
Options Exercisable		13,125
Weighted Avg. Exercise Price		$ 1.5